SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Inventory (Details)	12 Months Ended
Dec. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Period for considering vehicle as slow moving	90 days